Fixed assets - Depreciation and amortization - Depreciation period - Intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	20 years
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Bottom of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Top of range [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	15 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	8 years
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	20 years
Top of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years